Cash and due from banks - Breakdown of pledged deposits by country risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest-Bearing Deposits In Banks
Unrestricted deposits with the Federal Reserve of the United States of America	$ 1,201,101	$ 688,612	$ 1,129,016
Cash and non-interest-bearing deposits in other banks	3,507	4,331	8,078
Cash and interest-bearing deposits in other banks	48,444	170,869	41,076
Cash and due from banks	1,253,052	863,812	1,178,170
Less:
Time deposits with original maturity over 90 days and other restricted deposits	42,051	17,804	18,452
Total cash and due from banks in the consolidated statement of cash flows	1,211,001	846,008	1,159,718	$ 1,706,192
Pledged deposits
Other cash and cash equivalents	42,051	17,804	18,452
United State of America
Pledged deposits
Other cash and cash equivalents	12,615	11,515	5,645
Switzerland
Pledged deposits
Other cash and cash equivalents	9,787	3,027	9,567
France
Pledged deposits
Other cash and cash equivalents	4,790	50	1,770
Spain
Pledged deposits
Other cash and cash equivalents	4,011	18	0
Netherlands
Pledged deposits
Other cash and cash equivalents	3,870	334	0
Japan
Pledged deposits
Other cash and cash equivalents	3,790	1,330	1,470
Mexico
Pledged deposits
Other cash and cash equivalents	2,430	790	0
Germany
Pledged deposits
Other cash and cash equivalents	449	0	0
United Kingdom
Pledged deposits
Other cash and cash equivalents	309	130	0
Canada
Pledged deposits
Other cash and cash equivalents	0	$ 610	$ 0
NEW YORK
Pledged deposits
Other cash and cash equivalents	$ 10,000